SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Share based compensation expense

(in thousands)	2023	2022

Share based compensation expense for:
Share options	$(1,324)	$(1,416)
RSUs	(2,336)	(2,076)
PSUs	(86)	(244)
Share based compensation expense	$(3,746)	$(3,736)

Summary of the share options continuity

	2023		2022
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of	Price per	Number of	Price per
	Common	Share	Common	Share
	Shares	(CAD)	Shares	(CAD)
Share options outstanding-January 1	8,539,214	$1.09	9,449,895	$0.86
Grants	1,881,000	1.54	1,687,000	1.82
Exercises (1)	(4,559,047)	0.78	(2,169,681)	0.67
Expiries	(24,000)	0.60	(26,000)	0.85
Forfeitures	(616,500)	1.37	(402,000)	1.14
Share options outstanding-December 31	5,220,667	$1.49	8,539,214	$1.09
Share options exercisable-December 31	2,757,669	$1.35	5,178,714	$0.78
(1)	The weighted average share price at the date of exercise was $2.05 (December 31, 2022 - $1.75).

Summary of the Company's share options outstanding

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Share options outstanding
$0.25 to $0.49	1.19	86,000	$0.46
$0.50 to $0.74	1.13	75,500	0.65
$0.75 to $0.99	—	—	—
$1.00 to $1.49	3.05	3,616,167	1.37
$1.50 to $1.99	3.22	1,270,000	1.83
$2.00 to $2.49	4.07	173,000	2.26
Share options outstanding-December 31, 2023	3.06	5,220,667	$1.49

Fair value of options granted assumptions

	2023		2022

Risk-free interest rate	3.68% - 4.70%		1.44% - 4.07%
Expected stock price volatility	65.75% - 73.41%		73.8% - 76.78%
Expected life	3.41 years to 3.43	years	3.37 years to 3.42	years
Expected dividend yield	—		—
Fair value per options granted	0.79 to 1.14		0.82 to 1.10

RSUs continuity

	2023		2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding-January 1	6,416,089	$1.04	5,801,841	$0.80
Grants	1,507,000	1.52	1,251,000	2.08
Exercises (1)	(2,157,835)	0.93	(435,002)	0.82
Forfeitures	(184,335)	1.65	(201,750)	1.04
RSUs outstanding-December 31	5,580,919	$1.20	6,416,089	$1.04
RSUs vested-December 31	3,189,921	$0.85	3,307,840	$0.67
(1)	The weighted average share price at the date of exercise was $1.94 (December 31, 2022 - $1.79).

PSUs continuity

	2023		2022
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding-January 1	1,470,000	$0.77	1,530,000	$0.62
Grants	—	—	120,000	2.08
Exercises (1)	(988,500)	0.74	(120,000)	0.38
Forfeitures	—	—	(60,000)	0.38
PSUs outstanding-December 31	481,500	$0.83	1,470,000	$0.77
PSUs vested-December 31	481,500	$0.83	1,080,000	$0.65
(1)	The weighted average share price at the date of exercise was $2.07 (December 31, 2022 - $1.58).